Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement of cash flows [abstract]
Net cash flows from operating activities	€ 7,302	€ 517		€ 553
Net cash flows from investing activities	(86)	(438)		(1,196)
Net cash flows from financing activities	(3,730)	(2,395)		519
Net increase / (decrease) in cash and cash equivalents	€ 3,486	€ (2,317)	[1]	€ (125)	[1]

[1]	Included in net increase/(decrease) in cash and cash equivalents are interest received (2018: EUR 5,914 million, 2017: EUR 6,215 million and 2016: EUR 6,691 million) dividends received (2018: EUR 1,222 million, 2017: EUR 1,292 million and 2016: EUR 1,387 million) and interest paid (2018: EUR 400 million, 2017: EUR 311 million and 2016: EUR 300 million). All included in operating activities except for dividend received from joint ventures and associates (2018: EUR 97 million, 2017: EUR 129 million and 2016: EUR 203 million).